Goodwill and Other Intangibles (Details) - VASO CORPORATION [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangibles (Details) [Line Items]
Goodwill	$ 14,375,000		$ 14,375,000		$ 14,375,000	$ 1,239,000
Amortized software costs					1,117,000
Amortization Expense	$ 81,000	$ 136,000	$ 261,000	$ 451,000	551,000	$ 1,972,000
Previously Reported [Member]
Goodwill and Other Intangibles (Details) [Line Items]
Goodwill					$ 1,176,000